Employee benefit obligation - Recognized in statement of loss and comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost recognized in profit or loss
Current period cost	$ 670	$ 420
Interest cost on defined benefit obligation	12	14
Remeasurement loss recognized in OCI	$ 108	$ 110
Annual weighted average assumptions:
Discount rate (as a percent)	0.34%	0.79%
Price inflation (as a percent)	1.50%	1.50%